Sales and Marketing Expenses (Details) - Schedule of Sales and Marketing Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Sales and Marketing Expenses [Abstract]
Professionals’ fees	$ 348	$ 527	$ 520
Salary and related expenses	248	282	220
Share-based payment	89	503	1,215
Other	61	16	25
Total	$ 746	$ 1,328	$ 1,980